MAXIM SERIES FUND, INC.


                          Maxim Stock Index Portfolio

                                  Annual Report

                                December 31, 2002









This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                           Maxim Stock Index Portfolio

The Maxim Stock Index Portfolio seeks to track the S&P 500 Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. Markets declined for a third consecutive year in 2002. In the first few months of the year, positive news provided encouragement to investors. The unemployment rate declined during the first few months of the year, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%. By April, however, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Equities largely declined for most of the year, although a strong rally in the last few months of the year helped to mitigate losses.

For the year ended December 31, 2002, the S&P 500 Index returned -22.10%. Within the S&P 500 Index, no industry sector managed to escape the market declines of 2002. Information technology suffered the steepest declines, falling 37.31%. Telecommunications services ended the year with a 33.94% loss after a substantial rebound in the fourth quarter. Utilities fell 29.98%. Health care declined 18.80%, and financials fell 14.66%. Consumer staples weathered the storm the best, losing 4.27%.

The S&P MidCap 400 Index had a total return of -14.51% for the year ending December 31, 2002. Among top ten holdings, Washington Post had the strongest returns with a 40.53% gain. Symantec Corporation rose 22.15%, and American Water Works climbed 11.40%. On the negative side, IDEC Pharmaceuticals fell 51.88%, Microchip Technology lost 5.26%, and National Commerce Financial declined 3.41%.

                              Line Graph Comparison

                 Maxim

              Stock Index     S&P 500      S&P MidCap
               Portfolio       Index        400 Index
               10,000.00     10,000.00      10,000.00
    1993       10,984.00     11,008.00      11,389.92
    1994       10,999.38     11,153.36      10,980.79
    1995       14,915.16     15,344.82      14,376.28
    1996       18,168.15     18,867.94      17,138.76
    1997       24,018.30     25,163.08      22,663.49
    1998       30,452.80     32,354.33      26,990.20
    1999       36,461.13     39,162.33      30,963.43
    2000       33,566.12     35,596.99      36,385.13
    2001       29,662.38     31,368.07      36,166.82
    2002       23,154.45     24,435.73      30,919.01

$23,154.45   Maxim Stock Index Portfolio

$24,435.73   S&P 500 Index

$30,919.01   S&P MidCap 400 Index

As of 12/31/02

Maxim Stock Index Portfolio Total Return -
One Year: -21.94%

Five Years: -0.73%
Ten Years: 8.76%

Portfolio Inception: 2/25/82

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index and the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Index Portfolio (the "Portfolio") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the financial statements, the Portfolio transacted a 1 for 10 reverse stock split during 2002, and retroactively restated share information for all years presented.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          STOCK
                                                                                          INDEX
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:

     Investments in securities, market value  (1)                                  $     626,519,751
     Cash                                                                                    261,271
     Dividends and interest receivable                                                       947,432
     Variation margin on futures contracts                                                     3,410
                                                                                     ----------------
                                                                                     ----------------

            Total assets                                                                 627,731,864
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                               338,220
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     627,393,644
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:  (See Note 7)
     Capital stock, $.10 par value                                                 $       3,259,919
     Additional paid-in capital                                                          590,629,398
     Net unrealized appreciation on investments and futures contracts                     36,758,402
     Accumulated net realized loss on investments and futures contracts                   (3,254,075)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     627,393,644
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           19.25
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)  (See Note 7)                                                      -

SHARES OF CAPITAL STOCK:  (See Note 7)
     Authorized                                                                          500,000,000
     Outstanding                                                                          32,599,192

(1)  Cost of investments in securities:                                            $     589,711,899

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         STOCK
                                                                                         INDEX
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $         78,749
     Dividends                                                                           11,178,418
     Foreign withholding tax                                                                (16,161)
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                        11,241,006
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                      4,305,097
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     6,935,909
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    57,315,793
     Net realized loss on futures contracts                                              (1,682,707)
     Change in net unrealized appreciation on investments                              (242,514,311)
     Change in net unrealized depreciation on futures contracts                             (78,475)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized loss on investments and futures contracts             (186,959,700)
                                                                                     ---------------
                                                                                     ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   (180,023,791)
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                 STOCK INDEX
                                                                                  PORTFOLIO
                                                                          -------------------------------
                                                                          -------------------------------
                                                                              2002             2001
                                                                          --------------   --------------
                                                                          --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                              $     6,935,909  $     6,301,835
     Net realized gain on investments                                        57,315,793       48,337,661
     Net realized loss on futures contracts                                  (1,682,707)      (1,672,314)
     Change in net unrealized appreciation on investments                  (242,514,311)    (169,751,076)
     Change in net unrealized appreciation (depreciation) on futures contracts  (78,475)          19,925
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net decrease in net assets resulting from operations                  (180,023,791)    (116,763,969)
                                                                          --------------   --------------
                                                                          --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (7,029,226)      (6,228,486)
     From net realized gains                                                (56,392,075)     (59,420,803)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total distributions                                                    (63,421,301)     (65,649,289)
                                                                          --------------   --------------
                                                                          --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                      161,204,244      101,880,789
     Reinvestment of distributions                                           63,421,301       65,649,289
     Redemptions of shares                                                 (218,773,283)    (148,108,347)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase in net assets resulting from share transactions             5,852,262       19,421,731
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total decrease in net assets                                          (237,592,830)    (162,991,527)

NET ASSETS:
     Beginning of period                                                    864,986,474    1,027,978,001
                                                                          --------------   --------------
                                                                          --------------   --------------

     End of period  (1)                                                 $   627,393,644  $   864,986,474
                                                                          ==============   ==============
                                                                          ==============   ==============
                                                                                      0                0

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                     7,098,624        3,391,207
     Issued in reinvestment of distributions                                  3,231,590        2,447,293
     Redeemed                                                                (9,336,039)      (4,844,361)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase                                                               994,175          994,139
                                                                          ==============   ==============
                                                                          ==============   ==============

(1) Including undistributed (overdistributed) net investment income     $                $        73,348

(2) Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                        -----------------------------------------------------------
                                        -----------------------------------------------------------
                                         2002 ~      2001 ~      2000 ~       1999 ~      1998 ~
                                        ---------   ----------  ----------   ---------   ----------
                                        ---------   ----------  ----------   ---------   ----------
Net Asset Value, Beginning of Period  $    27.37  $     33.58 $     40.44  $    35.82  $     29.47

Income from Investment Operations

Net investment income                       0.14         0.21        0.23        0.27         0.28
Net realized and unrealized gain (loss)    (6.23)       (4.20)      (3.35)       6.68         7.54
                                        ---------   ----------  ----------   ---------   ----------
                                        ---------   ----------  ----------   ---------   ----------

Total Income (Loss) From

    Investment Operations                  (6.09)       (3.99)      (3.12)       6.95         7.82
                                        ---------   ----------  ----------   ---------   ----------
                                        ---------   ----------  ----------   ---------   ----------

Less Distributions

From net investment income                 (0.14)       (0.21)      (0.23)      (0.27)       (0.28)
From net realized gains                    (1.89)       (2.01)      (3.51)      (2.06)       (1.19)
                                        ---------   ----------  ----------   ---------   ----------
                                        ---------   ----------  ----------   ---------   ----------

Total Distributions                        (2.03)       (2.22)      (3.74)      (2.33)       (1.47)
                                        ---------   ----------  ----------   ---------   ----------
                                        ---------   ----------  ----------   ---------   ----------

Net Asset Value, End of Period        $    19.25  $     27.37 $     33.58  $    40.44  $     35.82
                                        =========   ==========  ==========   =========   ==========
                                        =========   ==========  ==========   =========   ==========


Total Return                             (21.94%)     (11.63%)     (7.94%)     19.73%       26.79%

Net Assets, End of Period ($000)      $  627,394  $   864,986 $ 1,027,978  $ 1,166,072 $ 1,029,722

Ratio of Expenses to Average Net Assets    0.60%        0.60%       0.60%       0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                     0.97%        0.70%       0.60%       0.71%        0.87%

Portfolio Turnover Rate                   19.52%       11.46%      15.71%      10.69%       12.91%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $139,850,243 and $187,681,363, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $598,587,267. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $141,795,394 and gross depreciation of securities in which there was an excess of tax cost over value of $113,862,910, resulting in net appreciation of $27,932,484.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 6 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in March 2003 and the Portfolio has recorded unrealized depreciation of $45,675 and $3,775, respectively, for a total unrealized depreciation of $49,450.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                    2002            2001
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                            6,974,721       6,228,486
        Long-term capital gain                                    56,446,580      59,420,803
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                  63,421,301      65,649,289
                                                                 ============    ============


      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:
      Net unrealized appreciation on investments and future contracts              27,932,484
      Undistributed net investment income                                                   0
      Accumulated net realized loss on investments and futures contracts          (3,254,075)
                                                                                  ------------
                                                                                  ------------
                                                                                   24,678,409
                                                                                  ============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.60%
     59,701 Boeing Co                                                  1,969,536
     14,274 General Dynamics Corp                                      1,132,927
      8,130 Goodrich Corp                                                148,942
      6,743 L-3 Communications Holdings Inc*                             302,828
     32,373 Lockheed Martin Corp                                       1,869,541
     12,993 Northrop Grumman Corp                                      1,260,322
      3,600 Precision Castparts Corp                                      87,300
     28,816 Raytheon Co Class B                                          886,092
     13,100 Rockwell Collins                                             304,706
        700 Sequa Corp Class A*                                           27,377
     33,623 United Technologies Corp                                   2,082,609
                                                                     $10,072,180

AGENCY --- 0.46%

     49,416 Freddie Mac                                                2,918,015
                                                                      $2,918,015

AGRICULTURE --- 0.18%

     46,007 Archer-Daniels-Midland Co                                    570,487
      3,400 GATX Corp                                                     77,588
      8,450 IMC Global Inc                                                90,162
     18,865 Monsanto Co                                                  363,151
                                                                      $1,101,388

AIR FREIGHT --- 1.11%
      3,350 Airborne Inc                                                  49,681
      5,931 CH Robinson Worldwide Inc                                    185,047
      3,610 CNF Inc                                                      119,996
      3,300 EGL Inc*                                                      47,025
      7,400 Expeditors International of Washington Inc                   241,610
     21,233 FedEx Corp                                                 1,151,253
      2,840 JB Hunt Transport Services Inc*                               83,212
      4,290 Ryder System Inc                                              96,268
     79,278 United Parcel Service Inc Class B                          5,000,856
                                                                      $6,974,948

AIRLINES --- 0.16%

     11,250 AMR Corp*                                                     74,250
      1,800 Alaska Air Group Inc*                                         38,970
      9,050 Delta Air Lines Inc                                          109,505
     54,632 Southwest Airlines Co                                        759,385
                                                                        $982,110

AUTO PARTS & EQUIPMENT --- 0.31%
      4,900 ArvinMeritor Inc                                              81,683
      1,300 Bandag Inc                                                    50,284
      1,973 BorgWarner Inc                                                99,479
      5,550 Cooper Tire & Rubber Co                                       85,137
     10,811 Dana Corp                                                    127,137
     39,401 Delphi Automotive Systems Corp                               317,178
      3,173 Federal Signal Corp                                           61,620
      5,310 Gentex Corp*                                                 168,008
     11,750 Goodyear Tire & Rubber Co                                     80,018
      6,264 Johnson Controls Inc                                         502,185
      4,750 Lear Corp*                                                   158,080
      2,300 Modine Manufacturing Co                                       40,664
      2,047 Superior Industries International Inc                         84,664
      9,588 Visteon Corp                                                  66,732
                                                                      $1,922,869

AUTOMOBILES --- 0.43%

    130,234 Ford Motor Co                                              1,211,176
     39,640 General Motors Corp                                        1,461,130
                                                                      $2,672,306

BANKS --- 7.60%

     25,304 AmSouth Bancorp                                              485,837
      5,467 Associated Banc-Corp                                         185,550
      6,208 Astoria Financial Corp                                       168,547
     33,931 BB&T Corp                                                  1,255,108
     82,802 Bank One Corp                                              3,026,413
    106,265 Bank of America Corp                                       7,392,856
      4,622 Bank of Hawaii Corp                                          140,463
     51,375 Bank of New York Co Inc                                    1,230,945
     10,750 Banknorth Group Inc                                          242,950
     16,196 Charter One Financial Inc                                    465,311
      3,450 City National Corp                                           151,766
      8,600 Colonial BancGroup Inc                                       102,598
     12,341 Comerica Inc                                                 533,625
      4,722 Commerce Bancorp Inc                                         203,943
      9,022 Compass Bancshares Inc                                       282,118
     41,081 Fifth Third Bancorp                                        2,405,293
      8,908 First Tennessee National Corp                                320,154
      5,225 First Virginia Banks Inc                                     194,527
      5,875 FirstMerit Corp                                              127,253
     74,549 FleetBoston Financial Corp                                 1,811,541
     10,921 Golden West Financial Corp                                   784,237
      3,900 Greater Bay Bancorp                                           67,431
      6,988 GreenPoint Financial Corp                                    315,718
     11,023 Hibernia Corp                                                212,303
     16,941 Huntington Bancshares Inc                                    316,966
      3,961 Independence Community Bank Corp                             100,530
      4,150 IndyMac Bancorp Inc*                                          76,734
     30,138 KeyCorp                                                      757,669
      6,481 M&T Bank Corp                                                514,267
     15,477 Marshall & Ilsley Corp                                       423,760
     30,755 Mellon Financial Corp                                        803,013
      4,820 Mercantile Bankshares Corp                                   186,004
     43,585 National City Corp                                         1,190,742
     14,775 National Commerce Financial Corp                             352,384
      7,518 New York Community Bancorp Inc                               217,120
     11,520 North Fork Bancorp Inc                                       388,685
     15,800 Northern Trust Corp                                          553,790
     20,071 PNC Financial Services Group                                 840,975
      3,400 Provident Financial Group Inc                                 88,502
     15,595 Regions Financial Corp                                       520,249
      5,824 Roslyn Bancorp Inc                                           105,007
      3,100 Silicon Valley Bancshares*                                    56,575
     24,489 SouthTrust Corp                                              608,552
     19,000 Sovereign Bancorp Inc                                        266,950
     20,155 SunTrust Banks Inc                                         1,147,223
     21,420 Synovus Financial Corp                                       415,548
      5,248 TCF Financial Corp                                           229,285
    135,997 US Bancorp                                                 2,885,856
     14,096 Union Planters Corp                                          396,661
     96,768 Wachovia Corp                                              3,526,226
     67,403 Washington Mutual Inc                                      2,327,426
      3,400 Webster Financial Corp                                       118,320
    120,073 Wells Fargo & Co                                           5,627,822
      2,270 Westamerica Bancorp                                           91,209
      4,600 Wilmington Trust Corp                                        145,728
      6,450 Zions Bancorp                                                253,801
                                                                     $47,640,066

BIOTECHNOLOGY --- 1.21%

     91,382 Amgen Inc*                                                 4,417,406
     10,475 Biogen Inc*                                                  419,629
      3,113 Charles River Laboratories International Inc*                119,788
     13,338 Chiron Corp*                                                 501,509
     15,300 Genzyme Corp*                                                452,421
     13,822 Gilead Sciences Inc*                                         469,948
     11,050 IDEC Pharmaceuticals Corp*                                   366,529
      4,750 Incyte Genomics Inc*                                          21,660
     17,680 MedImmune Inc*                                               480,366
     20,497 Millennium Pharmaceuticals Inc*                              162,746
      6,700 Protein Design Labs Inc*                                      56,950
      5,650 Vertex Pharmaceuticals Inc*                                   89,553
                                                                      $7,558,505

BROADCAST/MEDIA --- 1.05%

     43,600 Clear Channel Communications Inc*                          1,625,844
    163,863 Comcast Corp*                                              3,862,251
      3,609 Emmis Communications Corp Class A*                            75,175
      3,450 Entercom Communications Corp*                                161,874
      7,950 Hispanic Broadcasting Corp*                                  163,373
     16,366 Univision Communications Inc Class A*                        400,967
      7,514 Westwood One Inc*                                            280,723
                                                                      $6,570,207

BUILDING MATERIALS --- 0.25%
      5,191 American Standard Cos Inc*                                   369,288
      3,396 Martin Marietta Materials Inc                                104,121
     35,047 Masco Corp                                                   737,739
      7,138 Vulcan Materials Co                                          267,675
      2,700 York International Corp                                       69,039
                                                                      $1,547,862

CHEMICALS --- 1.63%

      1,975 A Schulman Inc                                                36,755
     16,200 Air Products & Chemicals Inc                                 692,550
      4,850 Airgas Inc*                                                   83,663
      2,850 Albemarle Corp                                                81,083
      4,350 Cabot Corp                                                   115,449
      8,348 Crompton Corp                                                 49,671
      2,700 Cytec Industries Inc*                                         73,656
     64,788 Dow Chemical Co                                            1,924,204
     70,552 EI du Pont de Nemours & Co                                 2,991,405
      5,425 Eastman Chemical Co                                          199,477
      9,123 Ecolab Inc                                                   451,589
      9,001 Engelhard Corp                                               201,172
      2,400 FMC Corp*                                                     65,568
      2,700 Ferro Corp                                                    65,961
      3,500 Great Lakes Chemical Corp                                     83,580
      1,900 HB Fuller Co                                                  49,172
      8,050 Hercules Inc*                                                 70,840
      6,655 International Flavors & Fragrances Inc                       233,591
      3,600 Lubrizol Corp                                                109,800
     11,650 Lyondell Chemical Co                                         147,256
      1,450 Minerals Technologies Inc                                     62,568
      4,021 Olin Corp                                                     62,527
     12,150 PPG Industries Inc                                           609,323
     11,400 Praxair Inc                                                  658,578
      8,331 RPM International Inc                                        127,298
     15,804 Rohm & Haas Co                                               513,314
      5,100 Sigma-Aldrich Corp                                           248,370
      7,830 Solutia Inc                                                   28,423
      3,623 Valspar Corp                                                 160,064
                                                                     $10,196,907

COMMUNICATIONS - EQUIPMENT --- 0.05%
     26,205 Avaya Inc*                                                    64,202
    100,151 JDS Uniphase Corp*                                           247,373
                                                                        $311,575

COMPUTER HARDWARE & SYSTEMS --- 3.46%
     26,200 3Com Corp*                                                   121,306
     25,245 Apple Computer Inc*                                          361,761
      3,100 Avocent Corp*                                                 68,882
    183,704 Dell Computer Corp*                                        4,912,245
    155,788 EMC Corp*                                                    956,538
     23,590 Gateway Inc*                                                  74,073
    216,649 Hewlett-Packard Co                                         3,761,027
      2,390 Imation Corp*                                                 83,841
      2,700 InFocus Corp*                                                 16,632
    119,993 International Business Machines Corp                       9,299,458
      9,000 Lexmark International Group Inc Class A*                     544,500
      8,345 McDATA Corp*                                                  59,250
      6,868 NCR Corp*                                                    163,046
     24,450 Network Appliance Inc*                                       244,500
     11,450 Quantum Corp*                                                 30,572
      5,150 Sandisk Corp*                                                104,545
      7,850 Storage Technology Corp*                                     168,147
    223,272 Sun Microsystems Inc*                                        694,376
                                                                     $21,664,699

COMPUTER SOFTWARE & SERVICES --- 7.56%
      5,057 Activision Inc*                                               73,782
      6,550 Acxiom Corp*                                                 100,739
     16,929 Adobe Systems Inc                                            419,856
      2,400 Advent Software*                                              32,712
      9,300 Affiliated Computer Services Inc Class A*                    489,645
     18,720 Ascential Software Corp*                                      44,928
      8,400 Autodesk Inc                                                 120,120
     42,689 Automatic Data Processing Inc                              1,675,543
     16,711 BMC Software Inc*                                            285,925
     19,350 Cadence Design Systems Inc*                                  228,137
    513,553 Cisco Systems Inc*                                         6,727,544
     11,939 Citrix Systems Inc*                                          147,088
     40,780 Computer Associates International Inc                        550,530
     12,300 Computer Sciences Corp*                                      423,735
     27,250 Compuware Corp*                                              130,800
     36,221 Concord EFS Inc*                                             570,119
     12,450 Convergys Corp*                                              188,618
     10,027 Electronic Arts Inc*                                         499,044
     33,911 Electronic Data Systems Corp                                 624,980
     53,577 First Data Corp                                            1,897,162
     13,563 Fiserv Inc*                                                  460,464
      5,912 Gartner Inc*                                                  55,868
      3,333 Internet Security Systems Inc*                                61,094
     14,705 Intuit Inc*                                                  689,959
      5,922 Jack Henry & Associates Inc                                   71,301
      5,350 Keane Inc*                                                    48,097
      8,150 Legato Systems Inc*                                           40,995
      7,350 MPS Group Inc*                                                40,719
      4,350 Macromedia Inc*                                               46,328
      4,550 Mentor Graphics Corp*                                         35,763
      5,890 Mercury Interactive Corp*                                    174,639
    379,779 Microsoft Corp*                                           19,634,605
      3,600 National Instruments Corp*                                   116,964
     10,849 Network Associates Inc*                                      174,560
     26,250 Novell Inc*                                                   87,675
    380,906 Oracle Corp*                                               4,113,785
      4,221 Overture Services Inc*                                       115,276
     19,200 Parametric Technology Corp*                                   48,384
     26,557 Paychex Inc                                                  740,940
     22,500 PeopleSoft Inc*                                              411,750
      4,000 RSA Security  Inc*                                            23,960
     14,300 Rational Software Corp*                                      148,577
      3,600 Retek Inc*                                                     9,792
      4,850 Reynolds & Reynolds Co Class A                               123,530
     10,283 Sabre Holdings Corp*                                         186,225
     34,600 Siebel Systems Inc*                                          258,808
     19,933 SunGard Data Systems Inc*                                    469,621
      6,589 Sybase Inc*                                                   88,293
      2,750 Sykes Enterprises Inc*                                         9,020
     10,400 Symantec Corp*                                               420,992
      5,362 Synopsys Inc*                                                247,456
      5,850 Titan Corp*                                                   60,840
      2,500 Transaction Systems Architects Inc Class A*                   16,250
     22,716 Unisys Corp*                                                 224,888
     28,966 VERITAS Software Corp*                                       452,449
      5,950 Wind River Systems*                                           24,395
     41,826 Yahoo! Inc*                                                  683,855
     21,912 eBay Inc*                                                  1,486,072
                                                                     $47,335,196

CONGLOMERATES --- 3.78%

     27,702 3M Co                                                      3,415,657
      2,249 Carlisle Cos Inc                                              93,064
    706,613 General Electric Co (1)                                   17,206,027
      2,700 Teleflex Inc                                                 115,803
      9,738 Textron Inc                                                  418,637
    141,816 Tyco International Ltd                                     2,422,217
                                                                     $23,671,405

CONTAINERS --- 0.16%

      4,000 Ball Corp                                                    204,760
      3,650 Bemis Co Inc                                                 181,150
     11,450 Pactiv Corp*                                                 250,297
      5,892 Sealed Air Corp*                                             219,772
      3,900 Temple-Inland Inc                                            174,759
                                                                      $1,030,738

COSMETICS & PERSONAL CARE --- 0.54%
      4,200 Alberto-Culver Co Class B                                    211,680
     16,681 Avon Products Inc                                            898,605
     74,862 Gillette Co                                                2,272,810
                                                                      $3,383,095

DISTRIBUTORS --- 0.39%

      5,300 Fastenal Co                                                  198,167
     12,525 Genuine Parts Co                                             385,770
      9,750 SUPERVALU Inc                                                160,973
     46,583 SYSCO Corp                                                 1,387,708
      6,548 WW Grainger Inc                                              337,549
                                                                      $2,470,167

ELECTRIC COMPANIES --- 2.38%
      6,350 ALLETE Inc                                                   144,018
      9,150 Allegheny Energy Inc                                          69,174
      6,496 Alliant Energy Corp                                          107,509
     10,889 Ameren Corp                                                  452,656
     23,930 American Electric Power Co Inc                               654,007
      1,800 Black Hills Corp                                              47,736
      9,900 CMS Energy Corp                                               93,456
     22,017 CenterPoint Energy Inc                                       187,145
     12,043 Cinergy Corp                                                 406,090
      3,140 Cleco Corp                                                    43,960
     15,200 Consolidated Edison Inc                                      650,864
     11,850 Constellation Energy Group                                   329,667
      9,224 DPL Inc                                                      141,496
      5,450 DQE Inc                                                       83,058
     11,987 DTE Energy Co                                                556,197
     21,802 Dominion Resources Inc                                     1,196,930
     23,550 Edison International*                                        279,068
     15,779 Entergy Corp                                                 719,365
     22,968 Exelon Corp                                                1,212,021
     12,869 FPL Group Inc                                                773,813
     21,023 FirstEnergy Corp                                             693,128
      4,815 Great Plains Energy Inc                                      110,167
      2,500 Hawaiian Electric Industries Inc                             109,950
      2,600 IDACORP Inc                                                   64,558
      3,711 NSTAR                                                        164,731
      9,416 Northeast Utilities                                          142,841
      5,850 OGE Energy Corp                                              102,960
     28,353 PG&E Corp*                                                   394,107
      2,700 PNM Resources Inc                                             64,314
     11,496 PPL Corp                                                     398,681
     11,771 Pepco Holdings Inc                                           228,240
      6,400 Pinnacle West Capital Corp                                   218,176
     16,733 Progress Energy Inc                                          725,376
      8,100 Progress Energy Inc @ (CVO)*                                       0
     15,634 Public Service Enterprise Group Inc                          501,851
      6,450 Puget Energy Inc                                             142,223
     50,638 Southern Co                                                1,437,613
     22,890 TXU Corp                                                     427,585
     12,422 Teco Energy Inc                                              192,168
      2,279 WPS Resources Corp                                            88,471
      5,250 Westar Energy Inc                                             51,975
      8,400 Wisconsin Energy Corp                                        211,680
     28,595 Xcel Energy Inc                                              314,545
                                                                     $14,933,570

ELECTRONIC INSTRUMENT & EQUIP --- 0.94%
     32,774 Agilent Technologies Inc*                                    588,621
     13,763 American Power Conversion Corp*                              208,509
      2,250 Ametek Inc                                                    86,603
      7,450 Arrow Electronics Inc*                                        95,286
      8,750 Avnet Inc*                                                    94,763
      6,552 Cooper Industries Inc                                        238,820
      5,056 Diebold Inc                                                  208,408
     29,789 Emerson Electric Co                                        1,514,771
      6,283 Energizer Holdings Inc*                                      175,296
      4,150 Hubbell Inc Class B                                          145,831
     13,902 Jabil Circuit Inc*                                           249,124
      6,450 KEMET Corp*                                                   56,373
     13,632 Molex Inc                                                    314,081
      2,600 Newport Corp*                                                 32,656
      9,198 PerkinElmer Inc                                               75,884
      2,850 Plexus Corp*                                                  25,023
      5,650 Power-One Inc*                                                32,036
     13,300 Rockwell Automation Inc                                      275,443
     38,200 Sanmina-SCI Corp*                                            171,518
     60,249 Solectron Corp*                                              213,884
     16,914 Symbol Technologies Inc                                      139,033
      4,150 Tech Data Corp*                                              111,884
      6,350 Tektronix Inc*                                               115,507
     11,925 Thermo Electron Corp*                                        239,931
      4,050 Thomas & Betts Corp*                                          68,445
      2,272 Varian Inc*                                                   65,184
     11,563 Vishay Intertechnology Inc*                                  129,274
      9,213 Waters Corp*                                                 200,659
                                                                      $5,872,847

ELECTRONICS - SEMICONDUCTOR --- 2.82%
     25,150 Advanced Micro Devices Inc*                                  162,469
     27,600 Altera Corp*                                                 340,584
     25,835 Analog Devices Inc*                                          616,681
    117,143 Applied Materials Inc*                                     1,526,373
     21,750 Applied Micro Circuits Corp*                                  80,258
     33,800 Atmel Corp*                                                   75,374
     19,400 Broadcom Corp Class A*                                       292,164
      1,614 Cabot Microelectronics Corp*                                  76,181
      6,150 Cirrus Logic Inc*                                             17,712
      4,207 Credence Systems Corp*                                        39,251
      5,200 Cree Inc*                                                     85,020
      8,950 Cypress Semiconductor Corp*                                   51,194
      2,200 FEI Co*                                                       33,638
      8,385 Fairchild Semiconductor Corp*                                 89,803
      7,750 Integrated Device Technology Inc*                             64,868
    470,823 Intel Corp                                                 7,330,714
      4,450 International Rectifier Corp*                                 82,147
      9,982 Intersil Corp*                                               139,149
     13,347 KLA-Tencor Corp*                                             472,083
     26,950 LSI Logic Corp                                               155,502
      3,400 LTX Corp*                                                     20,502
      9,350 Lam Research Corp*                                           100,980
      8,150 Lattice Semiconductor Corp*                                   71,476
     22,047 Linear Technology Corp                                       567,049
     22,823 Maxim Integrated Products Inc                                754,072
      6,950 Micrel Inc*                                                   62,411
     14,228 Microchip Technology Inc                                     347,875
     42,621 Micron Technology Inc*                                       415,129
     11,100 NVIDIA Corp*                                                 127,761
     12,900 National Semiconductor Corp*                                 193,629
     10,563 Novellus Systems Inc*                                        296,609
     12,045 PMC-Sierra Inc*                                               66,970
      6,564 QLogic Corp*                                                 226,524
     12,100 RF Micro Devices Inc*                                         88,693
      5,450 Semtech Corp*                                                 59,514
     12,831 Teradyne Inc*                                                166,931
    122,693 Texas Instruments Inc                                      1,841,622
      9,597 TriQuint Semiconductor Inc*                                   40,691
     23,821 Xilinx Inc*                                                  490,713
                                                                     $17,670,316

ENGINEERING & CONSTRUCTION --- 0.07%
      3,300 Dycom Industries Inc*                                         43,725
      5,641 Fluor Corp                                                   157,948
      2,887 Granite Construction Inc                                      44,749
      3,760 Jacobs Engineering Group Inc*                                133,856
      4,450 McDermott International Inc*                                  19,491
      5,050 Quanta Services Inc*                                          17,675
                                                                        $417,444

FINANCIAL SERVICES --- 6.37%
      5,575 AG Edwards Inc                                               183,752
     93,507 American Express Co                                        3,305,472
      6,793 Bear Stearns Co Inc                                          403,504
     95,574 Charles Schwab Corp                                        1,036,978
    364,715 Citigroup Inc (1)                                         12,834,321
     26,150 E*TRADE Group Inc*                                           127,089
      5,100 Eaton Vance Corp                                             144,075
     70,645 Fannie Mae (nonvtg)                                        4,544,593
     18,358 Franklin Resources Inc                                       625,641
     33,943 Goldman Sachs Group Inc                                    2,311,518
      3,400 Investment Technology Group Inc*                              76,024
      4,500 Investors Financial Services Corp                            123,255
    141,742 JP Morgan Chase & Co                                       3,401,808
      4,109 LaBranche & Co Inc*                                          109,464
      4,557 Legg Mason Inc                                               221,197
     16,975 Lehman Brothers Holdings Inc                                 904,598
     61,249 Merrill Lynch & Co Inc                                     2,324,400
     10,886 Moody's Corp                                                 449,483
     77,248 Morgan Stanley Dean Witter & Co                            3,083,740
      4,850 Neuberger Berman Inc                                         162,427
     24,135 Principal Financial Group                                    727,188
      7,596 SEI Investments Co                                           206,459
     10,937 SLM Corp                                                   1,135,917
     22,908 State Street Corp                                            893,412
     15,612 Stilwell Financial Inc                                       204,049
      8,609 T Rowe Price Group Inc                                       234,854
      5,578 Waddell & Reed Financial Class A                             109,719
                                                                     $39,884,937

FOOD & BEVERAGES --- 4.33%
      2,500 Adolph Coors Co Class B                                      153,125
     60,910 Anheuser-Busch Co Inc                                      2,948,044
      4,907 Brown-Forman Corp Class B                                    320,722
     28,979 Campbell Soup Co                                             680,137
    176,029 Coca-Cola Co                                               7,713,591
     31,673 Coca-Cola Enterprises Inc                                    687,938
     37,969 ConAgra Foods Inc                                            949,605
      6,249 Constellation Brands Inc Class A*                            148,164
      6,502 Dean Foods Co*                                               241,224
      3,950 Dole Food Co Inc                                             128,691
      2,468 Dreyer's Grand Ice Cream Inc                                 175,129
     26,007 General Mills Inc                                          1,221,029
     24,804 HJ Heinz Co                                                  815,307
      9,649 Hershey Foods Corp                                           650,729
      9,706 Hormel Foods Corp                                            226,441
      3,050 Interstate Bakeries Corp                                      46,513
      3,462 JM Smucker Co                                                137,822
     28,994 Kellogg Co                                                   993,624
      2,498 Lancaster Colony Corp                                         97,622
     10,200 McCormick & Co Inc (nonvtg)                                  236,640
     20,003 Pepsi Bottling Group Inc                                     514,077
     10,391 PepsiAmericas Inc                                            139,551
    122,796 PepsiCo Inc                                                5,184,447
     55,487 Sara Lee Corp                                              1,249,012
      3,350 Sensient Technologies Corp                                    75,275
      7,609 Smithfield Foods Inc*                                        150,963
      3,576 Tootsie Roll Industries Inc                                  109,712
     24,844 Tyson Foods Inc Class A                                      278,750
     16,050 Wm Wrigley Jr Co                                             880,824
                                                                     $27,154,708

GOLD, METALS & MINING --- 0.53%
      7,950 AK Steel Holding Corp*                                        63,600
     59,716 Alcoa Inc                                                  1,360,330
      5,625 Allegheny Technologies Inc                                    35,044
      3,700 Arch Coal Inc                                                 79,883
      1,400 Carpenter Technology Corp                                     17,430
     10,544 Freeport-McMoRan Copper & Gold Inc Class B*                  176,928
      3,900 GrafTech International Ltd*                                   23,244
     28,366 Newmont Mining Corp                                          823,465
      5,495 Nucor Corp                                                   226,944
      3,813 Peabody Energy Corp                                          111,454
      6,236 Phelps Dodge Corp*                                           197,369
      7,250 United States Steel Corp                                      95,120
      6,400 Worthington Industries Inc                                    97,536
                                                                      $3,308,347

HEALTH CARE RELATED --- 1.99%
      6,380 AdvancePCS*                                                  141,700
     10,702 Aetna Inc                                                    440,066
      7,470 AmericsourceBergen Corp                                      405,696
      9,956 Anthem Inc                                                   626,232
      3,800 Apria Healthcare Group Inc*                                   84,512
     31,529 Cardinal Health Inc                                        1,866,202
      4,325 Covance Inc*                                                 106,352
      5,540 Express Scripts Inc Class A*                                 266,142
      7,100 First Health Group Corp*                                     172,885
     36,440 HCA Inc                                                    1,512,260
     17,180 Health Management Associates Inc Class A                     307,522
      8,792 Health Net Inc*                                              232,109
     28,604 HealthSouth Corp*                                            120,137
      3,198 Henry Schein Inc*                                            143,910
     11,213 Humana Inc*                                                  112,130
     19,796 IMS Health Inc                                               316,736
      2,700 LifePoint Hospitals Inc*                                      80,814
      7,474 Lincare Holdings Inc*                                        236,328
      6,871 Manor Care Inc*                                              127,869
     20,473 McKesson Corp                                                553,385
      6,590 Omnicare Inc                                                 157,040
      6,350 Oxford Health Plans Inc*                                     231,458
      2,391 PacifiCare Health Systems Inc*                                67,187
      4,784 Patterson Dental Co*                                         209,252
      6,869 Quest Diagnostics Inc*                                       390,846
      8,690 Quintiles Transnational Corp*                                105,149
     34,516 Tenet Healthcare Corp*                                       566,062
      5,430 Triad Hospitals Inc*                                         161,977
     21,610 UnitedHealth Group Inc                                     1,804,435
      4,160 Universal Health Services Inc Class B*                       187,616
     10,553 Wellpoint Health Networks Inc*                               750,951
                                                                     $12,484,960

HOMEBUILDING --- 0.18%

      4,442 Centex Corp                                                  222,988
     10,070 Clayton Homes Inc                                            122,653
     10,726 DR Horton Inc                                                186,096
      3,332 KB HOME                                                      142,776
      4,640 Lennar Corp                                                  239,424
      4,403 Pulte Corp                                                   210,772
                                                                      $1,124,709

HOTELS/MOTELS --- 0.38%

     41,484 Carnival Corp                                              1,035,026
      6,900 Extended Stay America Inc*                                   101,775
     26,989 Hilton Hotels Corp                                           343,030
     17,071 Marriott International Inc Class A                           561,124
     14,250 Starwood Hotels & Resorts Worldwide Inc                      338,295
                                                                      $2,379,250

HOUSEHOLD GOODS --- 2.47%
      4,550 American Greetings Corp Class A*                              71,890
      5,660 Black & Decker Corp                                          242,757
      3,214 Blyth Industries Inc                                          86,007
      2,700 Church & Dwight Co Inc                                        82,161
     15,773 Clorox Co                                                    650,636
     38,206 Colgate-Palmolive Co                                       2,003,141
      7,050 Dial Corp                                                    143,609
     10,592 Fortune Brands Inc                                           492,634
      3,900 Furniture Brands International Inc*                           93,015
     36,570 Kimberly-Clark Corp                                        1,735,978
     14,000 Leggett & Platt Inc                                          314,160
      5,750 Maytag Corp                                                  163,875
      4,769 Mohawk Industries Inc*                                       271,595
     18,865 Newell Rubbermaid Inc                                        572,175
     92,257 Procter & Gamble Co                                        7,928,567
      4,050 Snap-on Inc                                                  113,846
      6,300 Stanley Works                                                217,854
      4,050 Tupperware Corp                                               61,074
      4,792 Whirlpool Corp                                               250,238
                                                                     $15,495,212

INSURANCE RELATED --- 4.91%
     18,528 ACE Ltd                                                      543,612
     36,575 AFLAC Inc                                                  1,101,639
      3,750 Allmerica Financial Corp*                                     37,875
     49,934 Allstate Corp                                              1,847,059
      7,468 Ambac Financial Group Inc                                    420,000
      2,736 AmerUs Group Co                                               77,347
      4,800 American Financial Group Inc                                 110,736
    185,228 American International Group Inc                          10,715,440
     21,879 Aon Corp                                                     413,294
      6,450 Arthur J Gallagher & Co                                      189,501
      4,965 Brown & Brown Inc*                                           160,469
      9,882 CIGNA Corp                                                   406,348
     12,136 Chubb Corp                                                   633,499
     11,424 Cincinnati Financial Corp                                    428,971
      3,600 Everest Re Group Ltd                                         199,080
      6,707 Fidelity National Financial Inc                              220,191
      4,300 HCC Insurance Holdings Inc                                   105,780
     18,102 Hartford Financial Services Group Inc                        822,374
      2,800 Horace Mann Educators Corp                                    42,924
     10,146 Jefferson-Pilot Corp                                         386,664
     20,499 John Hancock Financial Services Inc                          571,922
     12,668 Lincoln National Corp                                        400,055
     13,136 Loews Corp                                                   584,027
     10,376 MBIA Inc                                                     455,091
      7,250 MGIC Investment Corp                                         299,425
     38,124 Marsh & McLennan Cos Inc                                   1,761,710
     49,646 MetLife Inc                                                1,342,428
      3,300 Mony Group Inc                                                79,002
      4,650 Ohio Casualty Corp*                                           60,218
      8,455 Old Republic International Corp                              236,740
      6,500 PMI Group Inc                                                195,260
     15,387 Progressive Corp                                             763,657
      4,798 Protective Life Corp                                         132,041
     40,398 Prudential Financial Inc                                   1,282,233
      6,666 Radian Group Inc                                             247,642
      9,792 SAFECO Corp                                                  339,489
     15,977 St Paul Cos Inc                                              544,017
      1,960 StanCorp Financial Group Inc                                  95,746
      8,391 Torchmark Corp                                               306,523
     71,383 Travelers Property Casualty Corp*                          1,045,761
      4,750 Unitrin Inc                                                  138,795
     17,302 UnumProvident Corp                                           303,477
      9,595 XL Capital Ltd Class A                                       741,214
                                                                     $30,789,276

LEISURE & ENTERTAINMENT --- 2.39%
    317,375 AOL Time Warner Inc*                                       4,157,613
      6,690 Brunswick Corp                                               132,863
      5,450 Callaway Golf Co                                              72,213
      4,000 GTECH Holdings Corp*                                         111,440
     21,376 Harley-Davidson Inc                                          987,571
      7,900 Harrah's Entertainment Inc*                                  312,840
     12,475 Hasbro Inc                                                   144,086
      6,113 International Game Technology*                               464,099
      3,700 International Speedway Corp Class A                          137,973
      3,600 Macrovision Corp*                                             57,744
      4,750 Mandalay Resort Group*                                       145,398
     30,847 Mattel Inc                                                   590,720
     21,950 Park Place Entertainment Corp*                               184,380
      6,450 Six Flags Inc*                                                36,830
    124,953 Viacom Inc Class B*                                        5,093,084
    145,075 Walt Disney Co                                             2,366,173
                                                                     $14,995,027

MACHINERY --- 0.56%

      5,198 AGCO Corp*                                                   114,876
      2,236 Albany International Corp Class A                             46,196
     24,336 Caterpillar Inc                                            1,112,642
      2,850 Cummins Engine Co Inc                                         80,171
     16,847 Deere & Co                                                   772,435
      3,100 Donaldson Co Inc                                             111,600
      3,900 Flowserve Corp*                                               57,681
      2,800 Harsco Corp                                                   89,292
      2,100 Kaydon Corp                                                   44,541
      2,300 Kennametal Inc                                                79,304
      4,240 Navistar International Corp*                                 103,074
      2,300 Nordson Corp                                                  57,109
      8,310 PACCAR Inc                                                   383,340
      3,400 Pentair Inc                                                  117,470
      5,798 SPX Corp*                                                    217,135
      1,300 Tecumseh Products Co Class A                                  57,369
      3,200 Trinity Industries Inc                                        60,672
                                                                      $3,504,907

MANUFACTURING --- 0.94%

      4,045 Crane Co                                                      80,617
     10,842 Danaher Corp                                                 712,319
     14,500 Dover Corp                                                   422,820
      4,996 Eaton Corp                                                   390,238
     58,375 Honeywell International Inc                                1,401,000
      6,462 ITT Industries Inc                                           392,179
     21,675 Illinois Tool Works Inc                                    1,405,841
     12,150 Ingersoll-Rand Co                                            523,179
      8,950 Pall Corp                                                    149,286
      8,319 Parker-Hannifin Corp                                         383,755
                                                                      $5,861,234

MEDICAL PRODUCTS --- 1.94%
      7,900 Apogent Techologies Inc*                                     164,320
     15,200 Applera Corp Applied Biosystems Group                        266,608
      3,800 Bausch & Lomb Inc                                            136,800
     42,309 Baxter International Inc                                   1,184,652
      4,316 Beckman Coulter Inc                                          127,408
     18,123 Becton Dickinson & Co                                        556,195
     18,474 Biomet Inc                                                   529,465
     29,006 Boston Scientific Corp*                                    1,233,335
      3,600 CR Bard Inc                                                  208,800
      8,080 Cytyc Corp*                                                   82,416
      5,488 Dentsply International Inc                                   204,154
      4,168 Edwards Lifesciences Corp*                                   106,159
     21,594 Guidant Corp*                                                666,175
      4,250 Hillenbrand Industries Inc                                   205,318
     86,626 Medtronic Inc                                              3,950,146
      3,300 Millipore Corp*                                              112,200
     12,622 St Jude Medical Inc*                                         501,346
      4,799 Steris Corp*                                                 116,376
     14,100 Stryker Corp*                                                946,392
      3,750 VISX Inc*                                                     35,925
      4,758 Varian Medical Systems Inc*                                  235,997
     13,905 Zimmer Holdings Inc*                                         577,336
                                                                     $12,147,523

MISCELLANEOUS --- 0.02%

      3,872 Leucadia National Corp                                       144,464
                                                                        $144,464

OFFICE EQUIPMENT & SUPPLIES --- 0.27%
      7,750 Avery Dennison Corp                                          473,370
      4,106 HON Industries Inc                                           116,118
      5,221 Herman Miller Inc                                             96,066
     16,830 Pitney Bowes Inc                                             549,668
      2,900 Wallace Computer Services Inc                                 62,379
     52,700 Xerox Corp*                                                  424,235
                                                                      $1,721,836

OIL & GAS --- 6.10%
      6,288 Amerada Hess Corp                                            346,154
     17,564 Anadarko Petroleum Corp                                      841,316
     10,153 Apache Corp                                                  578,619
      4,850 Ashland Inc                                                  138,371
     11,300 BJ Services Co*                                              365,103
     23,843 Baker Hughes Inc                                             767,506
     14,358 Burlington Resources Inc                                     612,369
     75,840 ChevronTexaco Corp                                         5,041,843
     48,094 ConocoPhillips                                             2,327,269
      3,750 Cooper Cameron Corp*                                         186,825
     11,043 Devon Energy Corp                                            506,874
     10,474 ENSCO International Inc                                      308,459
      8,182 EOG Resources                                                326,625
    478,010 Exxon Mobil Corp (1)                                      16,701,669
      4,555 FMC Technologies Inc*                                         93,059
      3,261 Forest Oil Corp*                                              90,167
      8,159 Grant Prideco Inc*                                            94,971
     30,813 Halliburton Co                                               576,511
      4,550 Hanover Compressor Co*                                        41,769
      3,400 Helmerich & Payne Inc                                         94,894
      7,069 Kerr-McGee Corp                                              313,157
     22,330 Marathon Oil Corp                                            475,406
      6,488 Murphy Oil Corp                                              278,011
     10,179 Nabors Industries Ltd*                                       359,013
      5,651 National-Oilwell Inc*                                        123,418
      9,451 Noble Corp*                                                  332,203
      3,950 Noble Energy Inc                                             148,323
     26,594 Occidental Petroleum Corp                                    756,599
     12,598 Ocean Energy Inc                                             251,582
      2,300 Overseas Shipholding Group Inc                                41,170
      5,630 Patterson-UTI Energy Inc*                                    169,857
      8,151 Pioneer Natural Resources Co*                                205,813
      9,769 Pride International Inc*                                     145,558
      6,523 Rowan Cos Inc                                                148,072
     41,216 Schlumberger Ltd                                           1,734,781
      7,300 Smith International Inc*                                     238,126
      5,348 Sunoco Inc                                                   177,447
      4,250 Tidewater Inc                                                132,175
     22,533 Transocean Sedco Forex Inc                                   522,766
     18,289 Unocal Corp                                                  559,278
      7,442 Valero Energy Corp                                           274,907
      7,173 Varco International Inc*                                     124,810
      9,219 Weatherford International Ltd*                               368,115
      2,300 Western Gas Resources Inc                                     84,755
      9,080 XTO Energy Inc                                               224,276
                                                                     $38,229,991

PAPER & FOREST PRODUCTS --- 0.55%
      4,050 Boise Cascade Corp                                           102,141
      3,864 Bowater Inc                                                  162,095
     17,708 Georgia-Pacific Group                                        286,161
      3,000 Glatfelter                                                    39,480
     34,074 International Paper Co                                     1,191,568
      3,550 Longview Fibre Co*                                            25,667
      7,750 Louisiana-Pacific Corp*                                       62,465
     14,319 MeadWestvaco Corp                                            353,822
      7,239 Packaging Corp of America*                                   132,039
      1,900 Potlatch Corp                                                 45,372
      1,900 Rayonier Inc                                                  85,975
      6,705 Sonoco Products Co                                           153,746
      3,641 Wausau-Mosinee Paper Corp                                     40,852
     15,469 Weyerhaeuser Co                                              761,229
                                                                      $3,442,612

PERSONAL LOANS --- 0.61%
     10,745 AmeriCredit Corp*                                             83,166
     15,637 Capital One Financial Corp                                   464,732
      9,020 Countrywide Credit Industries Inc                            465,883
     33,598 Household International Inc                                  934,360
     90,411 MBNA Corp                                                  1,719,617
      4,332 Metris Cos Inc                                                10,700
     21,050 Providian Financial Corp*                                    136,615
                                                                      $3,815,073

PHARMACEUTICALS --- 9.48%

    110,940 Abbott Laboratories                                        4,437,600
      9,124 Allergan Inc                                                 525,725
      3,153 Barr Laboratories Inc*                                       205,229
    137,566 Bristol-Myers Squibb Co                                    3,184,653
     79,760 Eli Lilly & Co                                             5,064,760
     12,843 Forest Laboratories Inc*                                   1,261,439
      6,000 ICN Pharmaceuticals Inc                                       65,460
     13,918 IVAX Corp*                                                   168,825
    210,932 Johnson & Johnson                                         11,329,158
     17,030 King Pharmaceuticals Inc*                                    292,746
    159,493 Merck & Co Inc                                             9,028,899
      8,819 Mylan Laboratories Inc                                       307,783
      5,050 Perrigo Co*                                                   61,358
    437,795 Pfizer Inc (1)                                            13,383,393
     91,793 Pharmacia Corp                                             3,836,947
      8,500 SICOR Inc*                                                   134,725
    104,248 Schering-Plough Corp                                       2,314,306
      5,910 Sepracor Inc*                                                 57,150
      7,483 Watson Pharmaceuticals Inc*                                  211,544
     94,116 Wyeth                                                      3,519,938
                                                                     $59,391,638

PHOTOGRAPHY/IMAGING --- 0.12%

     20,615 Eastman Kodak Co                                             722,350
                                                                        $722,350

POLLUTION CONTROL --- 0.22%
     14,200 Allied Waste Industries Inc*                                 142,000
     11,472 Republic Services Inc*                                       240,683
     43,245 Waste Management Inc                                         991,175
                                                                      $1,373,858

PRINTING & PUBLISHING --- 0.93%
      1,700 Banta Corp                                                    53,159
      8,250 Belo Corp Class A                                            175,890
      5,908 Dow Jones & Co Inc                                           255,403
     19,016 Gannett Co Inc                                             1,365,349
      5,800 Knight-Ridder Inc                                            366,850
      3,100 Lee Enterprises Inc                                          103,912
     13,710 McGraw-Hill Cos Inc                                          828,632
      1,600 Media General Inc Class A                                     95,920
      3,500 Meredith Corp                                                143,885
     10,695 New York Times Co Class A                                    489,082
      8,250 RR Donnelley & Sons Co                                       179,603
      7,350 Reader's Digest Association Inc Class A                      110,985
      2,700 Scholastic Corp*                                              97,065
     21,626 Tribune Co                                                   983,118
      3,750 Valassis Communications Inc*                                 110,363
        671 Washington Post Co Class B                                   495,198
                                                                      $5,854,414

RAILROADS --- 0.44%

     26,882 Burlington Northern Santa Fe Corp                            699,201
     15,012 CSX Corp                                                     424,990
     27,421 Norfolk Southern Corp                                        548,146
     18,040 Union Pacific Corp                                         1,080,055
                                                                      $2,752,392

REAL ESTATE --- 0.39%
     29,188 Equity Office Properties Trust REIT                          729,116
     19,442 Equity Residential REIT                                      477,884
      4,368 Hospitality Properties Trust REIT                            153,754
      5,458 Liberty Property Trust REIT                                  174,329
      7,033 New Plan Excel Realty Trust REIT                             134,260
     13,011 Plum Creek Timber Co Inc REIT                                307,060
     13,385 Simon Property Group Inc REIT                                456,027
                                                                      $2,432,430

RESTAURANTS --- 0.62%

      2,400 Bob Evans Farms Inc                                           56,040
      6,882 Brinker International Inc*                                   221,945
      3,650 CBRL Group Inc                                               109,975
      3,522 Cheesecake Factory Inc*                                      127,320
     12,425 Darden Restaurants Inc                                       254,091
      3,766 Krispy Kreme Doughnuts Inc*                                  127,178
     90,224 McDonald's Corp                                            1,450,802
      5,378 Outback Steakhouse Inc                                       185,218
      1,400 Papa John's International Inc*                                39,032
     27,416 Starbucks Corp*                                              558,738
      8,350 Wendy's International Inc                                    226,035
     20,932 Yum! Brands Inc*                                             506,973
                                                                      $3,863,347

RETAIL --- 6.87%

      4,857 99 Cents Only Stores*                                        130,459
      6,788 Abercrombie & Fitch Co*                                      138,882
     27,220 Albertson's Inc                                              605,917
      5,050 American Eagle Outfitters Inc*                                69,589
      6,957 AutoZone Inc*                                                491,512
      4,885 BJ's Wholesale Club Inc*                                      89,396
      4,694 Barnes & Noble Inc*                                           84,821
     20,632 Bed Bath & Beyond Inc*                                       712,423
     22,692 Best Buy Co Inc*                                             548,012
      8,474 Big Lots Inc*                                                112,111
      5,525 Borders Group Inc*                                            88,953
      5,950 CDW Computer Centers Inc*                                    260,908
     27,739 CVS Corp                                                     692,643
      7,274 CarMax Inc*                                                  130,059
     15,500 Circuit City Stores Inc - CarMax Group                       115,010
      3,425 Claire's Stores Inc                                           75,590
      6,709 Copart Inc*                                                   79,435
     32,150 Costco Wholesale Corp*                                       902,129
      6,350 Dillard's Inc Class A                                        100,711
     24,025 Dollar General Corp                                          287,099
      8,300 Dollar Tree Stores Inc*                                      203,931
     12,400 Family Dollar Stores Inc                                     387,004
     14,045 Federated Department Stores Inc*                             403,934
     62,718 Gap Inc                                                      973,383
    165,408 Home Depot Inc                                             3,963,176
     18,853 JC Penney Co Inc                                             433,808
     23,994 Kohl's Corp*                                               1,342,464
     55,068 Kroger Co*                                                   850,801
     36,792 Limited Brands                                               512,513
      2,600 Longs Drug Stores Corp                                        53,924
     55,397 Lowe's Cos Inc                                             2,077,388
     20,650 May Department Stores Co                                     474,537
      4,636 Michaels Stores Inc*                                         145,107
      3,300 Neiman Marcus Group Inc*                                     100,287
      9,850 Nordstrom Inc                                                186,855
     21,776 Office Depot Inc*                                            321,414
      1,530 Payless ShoeSource Inc*                                       78,749
      9,738 Petsmart Inc*                                                166,812
      6,459 Pier 1 Imports Inc                                           122,269
     11,956 RadioShack Corp                                              224,055
      5,450 Ross Stores Inc                                              231,026
      3,200 Ruddick Corp                                                  43,808
     31,162 Safeway Inc*                                                 727,944
     10,434 Saks Inc*                                                    122,495
     22,650 Sears Roebuck & Co                                           542,468
     10,595 Sherwin-Williams Co                                          299,309
     33,567 Staples Inc*                                                 614,276
     37,640 TJX Cos Inc                                                  734,733
     64,547 Target Corp                                                1,936,410
     10,550 Tiffany & Co                                                 252,251
     15,600 Toys R Us Inc*                                               156,000
      5,350 United Rentals Inc*                                           57,566
    313,569 Wal-Mart Stores Inc                                       15,838,370
     72,849 Walgreen Co                                                2,126,462
      4,123 Whole Foods Market Inc*                                      217,406
      8,400 Williams-Sonoma Inc*                                         228,060
     10,310 Winn-Dixie Stores Inc                                        157,537
                                                                     $43,024,191

SHOES --- 0.17%

     18,859 NIKE Inc Class B                                             838,660
      4,150 Reebok International Ltd*                                    122,010
      2,602 Timberland Co Class A*                                        92,657
                                                                      $1,053,327

SPECIALIZED SERVICES --- 1.07%
     12,425 Apollo Group Inc Class A*                                    546,700
      8,740 BISYS Group Inc*                                             138,966
      3,700 CSG Systems International Inc*                                50,505
      3,319 Career Education Corp*                                       132,760
      3,690 Catalina Marketing Corp*                                      68,265
     73,524 Cendant Corp*                                                770,532
     10,750 Ceridian Corp*                                               155,015
      4,825 Certegy Inc*                                                 118,454
      5,950 CheckFree Corp*                                               95,206
      6,166 ChoicePoint Inc*                                             243,495
     11,998 Cintas Corp                                                  548,909
      8,440 DST Systems Inc*                                             300,042
      5,350 DeVry Inc*                                                    88,864
      4,450 Deluxe Corp                                                  187,345
      5,150 Dun & Bradstreet Corp*                                       177,624
      2,339 Education Management Corp*                                    87,946
     10,104 Equifax Inc                                                  233,807
     12,749 H&R Block Inc                                                512,510
      6,383 Harte-Hanks Inc                                              119,171
     27,045 Interpublic Group of Cos Inc                                 380,794
      2,450 Kelly Services Inc Class A                                    60,540
      2,700 Korn/Ferry International*                                     20,196
      5,367 Manpower Inc                                                 171,207
     13,400 Omnicom Group Inc                                            865,640
      3,850 Pittston Brink's Group                                        71,148
     12,700 Robert Half International Inc*                               204,597
      2,000 Rollins Inc                                                   50,900
      4,290 Sotheby's Holdings Inc Class A*                               38,610
      2,700 Sylvan Learning Systems Inc*                                  44,280
      8,200 TMP Worldwide Inc*                                            92,742
      6,212 Viad Corp                                                    138,838
                                                                      $6,715,608

TELEPHONE & TELECOMMUNICATIONS --- 4.75%
     57,950 ADC Telecommunications Inc*                                  121,116
      2,600 ADTRAN Inc*                                                   85,540
     21,993 ALLTEL Corp                                                1,121,643
     54,801 AT&T Corp*                                                 1,430,854
    191,519 AT&T Wireless Services Inc*                                1,082,082
      6,150 Advanced Fibre Communications*                               102,582
      7,287 Andrew Corp*                                                  74,910
    132,128 BellSouth Corp                                             3,418,151
     15,800 Broadwing Inc*                                                55,616
     31,418 CIENA Corp*                                                  161,489
     10,300 CenturyTel Inc                                               302,614
     20,500 Citizens Communications Co                                   216,275
      4,350 CommScope Inc*                                                34,365
     13,400 Comverse Technology Inc*                                     134,268
     82,961 Corning Inc*                                                 274,601
      4,650 Harris Corp                                                  122,295
    241,820 Lucent Technologies Inc*                                     304,693
    163,770 Motorola Inc                                               1,416,611
     68,332 Nextel Communications Inc Class A*                           789,235
      3,200 Plantronics Inc*                                              48,416
      7,450 Polycom Inc*                                                  70,924
      4,650 Powerwave Technologies Inc*                                   25,110
      3,750 Price Communications Corp*                                    51,863
     55,729 QUALCOMM Inc*                                              2,027,978
    120,355 Qwest Communications International Inc*                      601,775
    235,819 SBC Communications Inc                                     6,393,053
     11,350 Scientific-Atlanta Inc                                       134,611
     70,247 Sprint Corp*                                                 307,682
     63,106 Sprint Corp                                                  913,775
      4,118 Telephone & Data Systems Inc                                 193,628
     29,850 Tellabs Inc*                                                 217,010
    194,251 Verizon Communications                                     7,527,226
                                                                     $29,761,991

TEXTILES --- 0.17%

      6,400 Coach Inc*                                                   210,688
      9,203 Jones Apparel Group Inc*                                     326,154
      7,800 Liz Claiborne Inc                                            231,270
      3,750 Unifi Inc*                                                    19,688
      7,697 VF Corp                                                      277,477
                                                                      $1,065,277

TOBACCO --- 1.07%

    147,051 Philip Morris Cos Inc                                      5,959,977
      6,316 RJ Reynolds Tobacco Holdings Inc                             265,967
     12,150 UST Inc                                                      406,175
      1,700 Universal Corp                                                62,832
                                                                      $6,694,951

TRANSPORTATION --- 0.03%

      2,800 Alexander & Baldwin Inc                                       72,212
      6,250 Swift Transportation Co Inc*                                 125,113
                                                                        $197,325

UTILITIES --- 0.80%

     39,100 AES Corp*                                                    118,082
      3,850 AGL Resources Inc                                             93,555
     13,250 Aquila Inc                                                    23,453
     27,415 Calpine Corp*                                                 89,373
     63,288 Duke Energy Corp                                           1,236,648
     26,250 Dynegy Inc Class A                                            30,975
     42,268 El Paso Corp                                                 294,185
     10,149 Energy East Corp                                             224,191
      4,400 Equitable Resources Inc                                      154,176
     10,250 KeySpan Corp                                                 361,210
      8,700 Kinder Morgan Inc                                            367,749
      4,955 MDU Resources Group Inc                                      127,889
     29,364 Mirant Corp*                                                  55,498
      3,000 NICOR Inc                                                    102,090
      5,533 National Fuel Gas Co                                         114,699
     17,453 NiSource Inc                                                 349,060
      4,200 ONEOK Inc                                                     80,640
      2,400 Peoples Energy Corp                                           92,760
      5,726 Questar Corp                                                 159,297
      7,700 Scana Corp                                                   238,392
     14,700 Sempra Energy                                                347,655
      7,550 Sierra Pacific Resources                                      49,075
      4,716 Vectren Corp                                                 108,468
      3,359 WGL Holdings Inc                                              80,347
     37,707 Williams Cos Inc                                             101,809
                                                                      $5,001,276

WATER --- 0.05%

      7,046 American Water Works Co Inc                                  320,453
                                                                        $320,453

TOTAL COMMON STOCK --- 99.86%                                       $625,627,309
(Cost $588,819,457)

SHORT-TERM INVESTMENTS

    693,000 Freddie Mac (1)                                              692,986
               0.760%, January 2, 2003
    200,000 United States of America (1)                                 199,456
               1.170%, March 27, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.14%                                  $892,442
(Cost $892,442)

TOTAL STOCK INDEX PORTFOLIO --- 100%                                $626,519,751
(Cost $589,711,899)


Legend

(1)  Collateral for Futures

@ Security has no market value at December 31, 2002.

CVO - Contingent Value Obligation
*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on October 23, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve an amendment to the Fund's Articles of Incorporation ("charter") to effect a reverse stock split of the Portfolios' outstanding shares.

The votes cast in these matters for the Maxim Stock Index Portfolio were:

            For:       291,038,517.100
            Against:   14,689,694.030
            Abstain*:  9,200,966.870


A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Stock Index Portfolio were:

PROPOSAL #2
            For:       308,815.637.68
            Against:   972,180.00
            Abstain*:  6,258,044.94

PROPOSAL #3
            For:       308,683,685.10
            Against:   1,104,132.58
            Abstain*:  6,258,044.94

PROPOSAL #4
            For:       308,654,577.92
            Against:   1,133,239.77
            Abstain*:  6,258,044.94

PROPOSAL #5a
            For:       307,860,921.99
            Against:   1,754,193.06
            Abstain*:  6,430,747.57

PROPOSAL #5b
            For:       308,262,601.15
            Against:   1,525,216.53
            Abstain*:  6,258,044.94

PROPOSAL #5c
            For:       308,233,493.96
            Against:   1,278,775.69
            Abstain*:  6,533,592.96

PROPOSAL #5d
            For:       307,996,755.52
            Against:   1,249,668.51
            Abstain*:  6,799,438.59

PROPOSAL #5e
            For:       308,392,613.25
            Against:   1,228,323.24
            Abstain*:  6,424.926.13

PROPOSAL #5f
            For:       308,392,613.25
            Against:   1,119,656.41
            Abstain*:  6,533,592.96

PROPOSAL #5g
            For:       308,557,553.97
            Against:   954,715.69
            Abstain*:  6,533,592.96

PROPOSAL #5h
            For:       307,990,934.08
            Against:   1,249,668.51
            Abstain*:  6,805,260.03

PROPOSAL #6a
            For:       307,895,850.61
            Against:   1,690,157.25
            Abstain*:  6,459,854.76

PROPOSAL #6c
            For:       308,363,506.06
            Against:   1,395,204.44
            Abstain*:  6,287,152.12

PROPOSAL #6d
            For:       308,097,660.43
            Against:   1,525,216.53
            Abstain*:  6,422,985.66

PROPOSAL #6e
            For:       308,126,767.62
            Against:   1,525,216.53
            Abstain*:  6,393,878.47

PROPOSAL #6f
            For:       307,824,052.88
            Against:   1,185,632.70
            Abstain*:  7,036,177.04

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.

** Name of Portfolio changed effective May 1, 2002.